PIMCO Funds: Pacific Investment Management Series
                 Institutional and Administrative Share Classes

                      Supplement dated September 8, 1998 to
                         Prospectus dated August 1, 1998




Change to PIMCO Global Bond, Global Bond II and Foreign Bond Funds

         Effective September 25, 1998, the average portfolio duration for the Global Bond, Global Bond II and Foreign Bond Funds will normally vary within a three- to seven-year time frame. This change revises the disclosure in the prospectus regarding the average portfolio duration of these Funds.




          Investors Should Retain This Supplement For Future Reference

                PIMCO Funds: Pacific Investment Management Series
                                 Class D Shares

                      Supplement dated September 8, 1998 to
                         Prospectus dated August 1, 1998





Change to PIMCO Foreign Bond Fund

         Effective September 25, 1998, the average portfolio duration for the Foreign Bond Fund will normally vary within a three- to seven-year time frame. This change revises the disclosure in the prospectus regarding the average portfolio duration of the Foreign Bond Fund.



          Investors Should Retain This Supplement For Future Reference

                PIMCO Funds: Pacific Investment Management Series
                             Class A, B and C Shares

                      Supplement dated September 8, 1998 to
                         Prospectus dated August 1, 1998





Change to PIMCO Global Bond II and Foreign Bond Funds

         Effective September 25, 1998, the average portfolio duration for the Global Bond II and Foreign Bond Funds will normally vary within a three- to seven-year time frame. This change revises the disclosure in the prospectus regarding the average portfolio duration of these Funds.



          Investors Should Retain This Supplement For Future Reference